Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates	€ 196,000,000	€ 121,000,000
Uniform grading period	10-year
Description of voluntary changes	For the years 2017 through 2019, Aegon kept its long-term equity market return assumption for the estimated gross profits on variable life and variable annuity products in the Americas at 8%. During the three year period, the long-term assumption for 10-year US Treasury yields was 4.25% and the uniform grading period was 10 years. Aegon’s assumed returns for US separate account bond funds are 4% over the next 10 years and 6% thereafter. The long term credit spread assumption, net of assumed defaults and expenses, on our most common corporate bonds is 114bps. The 90-day Treasury yield was 1.55%, 2.37% and 1.39% at December 31, 2019, 2018 and 2017, respectively. During the period 2017 to 2019 the 90-day Treasury yield was assumed to have a uniform grading over 10 years to 2.5%. On a quarterly basis, the estimated gross profits are updated for the difference between the estimated market return and the actual market return.
Percentage of increase in mortality assumption	10.00%
Decrease in net income due to increase of mortality assumption	€ 204,000,000	207,000,000
Percentage of increase in the lapse rate assumption	20.00%
Increase in net income due to increase in lapse rate assumptions	€ 126,000,000	89,000,000
Interest rate, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test	1.00%
Percentage decrease in inputs of liability adequacy test	1.00%
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions	€ 13,000,000	€ 9,000,000
10-year US treasury yields [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.25%
Bonds [member]
Disclosure of changes in accounting estimates [line items]
Long term credit spread assumption		1.14%
Bonds [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.00%
Bonds [member] | Grading after 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	6.00%
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	1.55%	2.37%	1.39%
90-day treasury yield [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.50%	2.50%	2.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Percentage of long-term equity market return assumption	8.00%
United States [member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in expected long-term equity growth rate		1.00%
Decrease in DPAC and VOBA balances and reserve	€ 111,000,000	€ 148,000,000
DPAC and VOBA balance	2,700,000,000	2,600,000,000
United States [member] | Long term care products [member]
Disclosure of changes in accounting estimates [line items]
Gross present value reserve margin	€ 251,000,000	35,000,000
Increase in incidence rates resulting in increase of gross present value, percentage	5.00%
Increase in gross present value reserve after increase in incidence rate	€ 178,000,000	170,000,000
Decrease in incidence rates resulting in decrease of gross present value, percentage	5.00%
Decrease in gross present value decrease after decrease in incidence rate	€ 178,000,000	170,000,000
Increase in gross present value reserve after removing the morbidity improvement	535,000,000	500,000,000
Increase in gross present value reserve related to loss recognition block after removing the morbidity improvement	€ 445,000,000	425,000,000
Percentage of decrease in mortality resulting in gross present value reserve increase	10.00%
Increase in gross present value reserve after decrease in mortality	€ 89,000,000	85,000,000
Decrease in gross present value reserve after increase in mortality	€ 89,000,000	85,000,000
Percentage of increase in mortality resulting in gross present value reserve decrease	10.00%
Decrease in gross present value reserve after removing mortality improvement	€ 89,000,000	€ 85,000,000
The Netherlands [member]
Disclosure of changes in accounting estimates [line items]
Liability Adequency Test Deficit	5,100,000,000
Loss Recognition	3,400,000,000
Net Deficits	€ 1,700,000,000
Liquidity Premium Rate	0.05%
The Netherlands [member] | Interest rate, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Increase of deficit in liability adequacy test	€ 4,700,000,000
Decrease of deficit in liability adequacy test	€ 3,500,000,000
The Netherlands [member] | Credit spread, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test	0.50%
Increase of deficit in liability adequacy test	€ 200,000,000
Decrease of deficit in liability adequacy test	€ 200,000,000
Percentage decrease in inputs of liability adequacy test	0.50%
The Netherlands [member] | Mortgage Measurement Input [Member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test	0.50%
Increase of deficit in liability adequacy test	€ 600,000,000
Decrease of deficit in liability adequacy test	€ 600,000,000
Percentage decrease in inputs of liability adequacy test	0.50%